Land Use Rights, Net (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Land Use Rights, Net [Abstract]
Cost	$ 2,158,848	$ 2,187,229
Less: accumulated amortization	(150,752)	(108,989)
Land use rights, net	$ 2,008,096	$ 2,078,240